UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07447

                                                     Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCKS—2.5%

Consumer Discretionary—0.0%
Zee Entertainment Enterprises Ltd. 6.00% (India)	110,299,896	$	1,445

Financials—2.5%
Itau Unibanco Holding S.A. ADR 4.97% (Brazil)	12,370,922		136,822
Itausa Investimentos Itau S.A. 0.00% (Brazil)	226,809		711
Itausa Investimentos Itau S.A. 4.42% (Brazil)	33,200,317		104,130

			241,663

TOTAL PREFERRED STOCKS (Identified Cost $308,001)			243,108

COMMON STOCKS—92.3%

Consumer Discretionary—8.4%
Galaxy Entertainment Group Ltd. (Hong Kong)	21,317,718		97,066
Genting Malaysia Bhd (Malaysia)	61,480,600		70,221
Grupo Televisa S.A. Sponsored ADR (Mexico)(2)	2,854,491		94,227
Matahari Department Store Tbk PT (Indonesia)	32,369,967		48,771
Naspers Ltd. Class N (South Africa)	1,300,615		200,523
Sands China Ltd. (China)	46,782,961		193,706
Vipshop Holdings Ltd. ADR (Cayman Islands)(2)	2,458,380		72,375
Westlife Development Ltd. (India)(2)	2,630,102		12,188
Zee Entertainment Enterprises Ltd. (India)	6,224,716		33,992

			823,069

Consumer Staples—29.5%
Ambev S.A. ADR (Brazil)(2)	66,265,917		381,692
British American Tobacco Bhd (Malaysia)	2,304,478		42,723
British American Tobacco plc (United Kingdom)	328,116(4)		16,979
British American Tobacco plc (United Kingdom)	9,129,815(3)		473,465
Coca-Cola Icecek AS (Turkey)	960,051		16,236
Colgate Palmolive India Ltd. (India)	1,614,576		51,968
CP ALL PCL (Thailand)	88,863,200		111,967
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)(2)	2,775,739		259,532
Hindustan Unilever Ltd. (India)	14,927,754		208,371
ITC Ltd. (India)	63,325,671		329,726
Nestle India Ltd. (India)	480,714		53,366
Orion Corp. (South Korea)	58,813		61,387
President Chain Store Corp. (Taiwan)	5,429,544		40,865
SABMiller plc (South Africa)	5,485,482		287,638
Souza Cruz S.A. (Brazil)	16,964,726		134,429
Thai Beverage PCL (Thailand)	182,530,300		101,749
Tsingtao Brewery Co., Ltd. (China)	6,926,889		46,417

	SHARES		VALUE

Consumer Staples—(continued)
Unilever Indonesia Tbk PT (Indonesia)	32,047,757	$	97,185
Wal-Mart de Mexico SAB de CV (Mexico)	67,184,548		167,416

			2,883,111

Energy—0.8%
Ultrapar Participacoes S.A. (Brazil)	3,873,813		78,810

Financials—24.1%
Axis Bank Ltd. (India)	8,015,092		71,748
Bangkok Bank PCL (Thailand)	15,974,521		91,066
Bank Central Asia Tbk PT (Indonesia)	169,670,931		192,380
BB Seguridade Participacoes SA (Brazil)	6,306,348		64,633
BM&F Bovespa S.A. (Brazil)	30,893,694		107,737
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	3,429,442		34,224
DBS Group Holdings Ltd. (Singapore)	6,064,988		89,979
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	6,119,746		66,828
Housing Development Finance Corp. (India)	23,249,077		488,786
Housing Development Finance Corp. Bank Ltd. (India)	19,225,805		314,187
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,772,849		104,403
ICICI Bank Ltd. (India)	5,028,484		25,351
Kasikornbank PCL (Thailand)	14,327,274		101,268
Kotak Mahindra Bank Ltd. (India)	4,353,488		91,357
Link REIT (The) (Hong Kong)	14,143,310		87,202
Malayan Banking Bhd (Malaysia)	49,100,621		123,696
Public Bank Bhd (Malaysia)	15,580,500		79,428
Remgro Ltd. (South Africa)	6,409,905		140,469
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	334,319		80,608

			2,355,350

Health Care—4.3%
Bangkok Dusit Medical Services PCL (Thailand)	47,911,800		29,006
Cipla Ltd. (India)	13,185,787		150,112
Sun Pharmaceutical Industries Ltd. (India)	14,812,513		242,350

			421,468

Industrials—0.5%
CCR S.A. (Brazil)	9,993,316		51,696

1

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Information Technology—15.8%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	1,384,662	$	115,259
Autohome, Inc. ADR (Cayman Islands)(2)(6)	624,533		27,461
Baidu, Inc. Sponsored ADR (China)(2)	1,403,677		292,526
Bitauto Holdings Ltd. ADR (China)(2)	629,620		32,035
Cielo SA (Brazil)	14,799,872		211,874
HCL Technologies Ltd. (India)	10,205,266		159,876
NetEase, Inc. ADR (China)	681,566		71,769
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	22,018,541		102,387
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	7,452,312		174,980
Tata Consultancy Services Ltd. (India)	3,284,975		134,061
Tencent Holdings Ltd. (Cayman Islands)	9,431,381		179,074
Yandex NV Class A (Russia)(2)	2,364,112		35,852

			1,537,154

Materials—2.2%
Industrias Penoles S.A.B de C.V. (Mexico)	4,892,100		84,952
Randgold Resources Ltd. (Jersey)	839,960		58,474
Randgold Resources Ltd. ADR (Jersey)	968,568		67,093

			210,519

Telecommunication Services—3.8%
Advanced Info Service PCL (Thailand)	14,351,500		104,527
MTN Group Ltd. (South Africa)	5,577,579		94,270
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	751,531,069		166,113

			364,910

Utilities—2.9%
Power Assets Holdings Ltd. (Hong Kong)	24,636,444		252,000
Power Grid Corp. of India Ltd. (India)(2)	13,840,783		32,124

			284,124

TOTAL COMMON STOCKS (Identified Cost $8,510,557)			9,010,211

TOTAL LONG TERM INVESTMENTS—94.8% (Identified Cost $8,818,558)			9,253,319

SHORT-TERM INVESTMENTS—4.8%

Money Market Mutual Fund—4.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	464,422,029		464,422

SHARES			VALUE

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $464,422)			464,422

SECURITIES LENDING COLLATERAL—0.1%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(5)	11,220,550		$11,221

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $11,221)			11,221

TOTAL INVESTMENTS—99.7% (Identified Cost $9,294,201)			9,728,962(1)

Other assets and liabilities, net—0.3%			32,104

NET ASSETS—100.0%		$	9,761,066

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.

2

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
India	26%
Brazil	13
China	7
Mexico	7
South Africa	7
Thailand	6
Indonesia	5
Other	29
Total	100%

† % of total investments as of March 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$9,010,211	$9,010,211	$—
Preferred Stocks	243,108	242,397	711
Securities Lending Collateral	11,221	11,221	—
Short-Term Investments	464,422	464,422	—

Total Investments	$9,728,962	$9,728,251	$711

There were no Level 3 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $5,994,259 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—4.8%

U.S. Treasury Note
0.500%, 9/30/16	$8,500	$8,508
1.000%, 3/15/18	1,035	1,039

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $9,546)		9,547

MUNICIPAL BONDS—0.4%

California—0.3%
State of California Taxable 1.050%, 2/1/16	500	502

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	208

TOTAL MUNICIPAL BONDS (Identified Cost $707)		710

FOREIGN GOVERNMENT SECURITIES—0.5%

Republic of Chile 5.500%, 8/5/20	142,000CLP	242
Republic of Latvia RegS 2.750%, 1/12/20(4)	315	322
Republic of Panama 5.200%, 1/30/20	220	245
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235	241

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,044)		1,050

MORTGAGE-BACKED SECURITIES—35.1%

Agency—4.0%
FHLMC 14-DN2, M2 1.824%, 4/25/24(2)	275	273
FNMA
6.000%, 5/1/16	17	17
10.500%, 12/1/16	—(10)	—(10)
4.000%, 8/1/25	154	163
3.000%, 6/1/27	338	355
2.500%, 5/1/28	963	991
2.500%, 11/1/29	960	987
4.000%, 11/1/31	611	660
5.000%, 10/1/39	458	517
4.500%, 4/1/40	204	223
3.500%, 12/1/42	772	812
3.000%, 3/1/43	1,249	1,278
3.000%, 5/1/43	386	395
4.000%, 10/1/44	1,230	1,316
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	22	22

	PAR VALUE	VALUE

Agency—(continued)
GNMA
7.000%, 7/15/23	$3	$3
7.000%, 9/15/23	12	14
7.000%, 9/15/23	2	2
7.000%, 1/15/24	6	6
7.000%, 9/15/24	9	10
7.000%, 7/15/25	5	5
7.000%, 7/15/25	5	5
7.000%, 7/15/25	13	14

		8,068

Non-Agency—31.1%
A-10 Securitization LLC
13-1, A 144A 2.400%, 11/15/25(3)	136	137
14-1, A1 144A 1.720%, 4/15/33(3)	250	249
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	707	746
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.231%, 7/10/43(2)	185	185
Banc of America (Merrill Lynch) Commercial Mortgage, Inc.. 05-2, G 144A 5.456%, 7/10/43(2)(3)	420	421
Banc of America Commercial Mortgage Trust 07-2, A4 5.587%, 4/10/49(2)	940	995
Banc of America Funding Trust
04-B, 2A1 2.564%, 11/20/34(2)	74	72
05-1, 1A1 5.500%, 2/25/35	226	229
06-2, 3A1 6.000%, 3/25/36	61	61
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	142	141
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	533	564
04-24CB, 1A1 6.000%, 11/25/34	343	350
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	578	607
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	308
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	500	525
07-C2, A3 5.430%, 2/15/40	837	892

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07-C6, A4 5.858%, 7/15/40(2)	$1,153	$ 1,209
07-C7, A3 5.866%, 9/15/45(2)	562	618
Barclays (Lehman Brothers) Commercial Mortgage Trust 07-C3, A4 5.900%, 7/15/44(2)	364	393
Bayview Commercial Asset Trust 08-1, A3 144A 1.674%, 1/25/38(2)(3)	330	315
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	134	137
Centex Home Equity Loan Trust 04-D, AF5 5.350%, 9/25/34(2)	385	406
Citigroup - Deutsche Bank Commercial Mortgage Trust
07-CD4, A4 5.322%, 12/11/49	390	411
07-CD4, AMFX 5.366%, 12/11/49(2)	975	1,020
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.703%, 12/10/49(2)	855	920
07-6, A4 5.703%, 12/10/49(2)	1,550	1,677
08-C7, AM 6.134%, 12/10/49(2)	230	251
10-RR3, MLSR 144A 5.736%, 6/14/50(2)(3)	250	264
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	206	218
14-A, A 144A 4.000%, 1/1/35(2)(3)	309	321
15-A, A1 3.500%, 6/25/58	540	547
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(3)	813	815
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.798%, 12/10/49(2)	1,250	1,358
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	760	823
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	270	284
15-WIN1, A6 144A 3.500%, 9/15/40(2)(3)	958	981
10-RR7, 1A 144A 5.378%, 8/12/48(2)(3)	517	541
07-C2, A3 5.542%, 1/15/49(2)	165	176
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	115	118
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	359
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(3)	1,100	1,098
13-ESH7, A27 144A 2.958%, 12/5/31(3)	185	189
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	246	248

	PAR VALUE	VALUE

Non-Agency—(continued)
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)	$410	$ 411
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 2.976%, 6/25/34(2)	322	327
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.796%, 8/10/45(2)	1,366	1,475
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	1,800	1,899
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	650	668
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	354	354
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.271%, 4/25/34(2)	156	154
04-10, 12A3 2.709%, 1/25/35(2)	137	136
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	431	445
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	535	547
06-PW13, AM 5.582%, 9/11/41(2)	970	1,020
07- PW15, AM 5.363%, 2/11/44	660	685
07- PW17, A4 5.694%, 6/11/50(2)	830	897
07-PW18, A4 5.700%, 6/11/50	335	363
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.438%, 6/25/33(2)	425	425
03-AR4, 2A1 2.254%, 8/25/33(2)	284	281
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(3)	388	402
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	120
14-1, 1A1 144A 4.000%, 4/25/43(2)(3)	453	476
06-LDP7, A4 5.841%, 4/15/45(2)	600	620
06-LDP9, A3 5.336%, 5/15/47	1,289	1,358
07-LDPX, AM 5.460%, 1/15/49(2)	560	585
07-LD12, A4 5.882%, 2/15/51(2)	2,315	2,482
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 10/25/26(2)(3)	263	273
14-IVR3, 2A1 144A 3.000%, 10/25/29(2)(3)	832	841
06-A2, 4A1 2.503%, 8/25/34(2)	251	251
04-A4, 2A1 2.364%, 9/25/34(2)	203	205

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
05-A4, 3A1 2.241%, 7/25/35(2)	$140	$ 139
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	141	144
03-8, 2A1 5.750%, 11/25/33	181	190
04-4, 6A1 5.500%, 4/25/34	201	211
04-7, 9A1 6.000%, 8/25/34	174	183
05-2, 2A1 6.000%, 1/25/35	287	297
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	175	177
05-1, 1A1 5.000%, 5/25/20	520	525
Morgan Stanley Capital I Trust
07-T27, A4 5.650%, 6/11/42(2)	1,515	1,642
08-T29, A4 6.270%, 1/11/43(2)	211	234
08-T29, AM 6.270%, 1/11/43(2)	950	1,063
06-IQ12, A4 5.332%, 12/15/43	569	597
07-IQ14, AM 5.649%, 4/15/49(2)	428	449
07-IQ14, A4 5.686%, 4/15/49(2)	760	815
07- LQ16, A4 5.809%, 12/12/49	461	500
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.987%, 6/25/44(2)(3)	262	268
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	381	399
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	138	142
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	243	251
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	738	760
Residential Asset Securitization Trust 04-QS8, A6 5.500%, 6/25/34	84	84
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	160	161
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	66	67
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	153	153
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.538%, 2/25/34(2)	945	923
04-4, 3A2 2.423%, 4/25/34(2)	740	741
04-4, 3A1 2.423%, 4/25/34(2)	250	248
04-5, 3A2 2.427%, 5/25/34(2)	589	586
04-14, 7A 2.407%, 10/25/34(2)	432	433
Structured Asset Securities Corp. 03-37A, 2A 3.671%, 12/25/33(2)	106	106

	PAR VALUE	VALUE

Non-Agency—(continued)
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	$263	$ 258
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	465	459
02-AL1, A2 3.450%, 2/25/32	144	143
03-33H, 1A1 5.500%, 10/25/33	398	407
03-34A, 6A 2.596%, 11/25/33(2)	490	479
04-15, 3A3 5.500%, 9/25/34	290	294
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	160	160
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	132	134
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, AM 5.383%, 12/15/43	950	1,007
07-C31, A4 5.509%, 4/15/47	1,265	1,334
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.715%, 5/15/43(2)	275	287
07-C30, A5 5.342%, 12/15/43	600	637
07-C32, A3 5.710%, 6/15/49(2)	915	978
07-C33, A5 5.960%, 2/15/51(2)	79	86
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.491%, 6/25/33(2)	95	96
03-J, 5A1 2.490%, 10/25/33(2)	366	369
04-K, 1A2 2.616%, 7/25/34(2)	476	477
04-Z, 2A1 2.615%, 12/25/34(2)	364	366
05-14, 2A1 5.500%, 12/25/35	135	138
06-16, A5 5.000%, 11/25/36	97	100
WinWater Mortgage Loan Trust
14-3, A4 144A 3.500%, 12/20/33(2)(3)	804	825
14-1, A1 144A 4.000%, 6/20/44(2)(3)	802	831

		62,232

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $70,411)		70,300

ASSET-BACKED SECURITIES—23.9%

American Homes 4 Rent
14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	257	254
15-SFR1, A 144A 3.467%, 4/17/45(3)	200	203
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	153	154
12-3, C 2.420%, 5/8/18	369	373

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

12-4, D 2.680%, 10/9/18	$160	$162
13-2, D 2.420%, 5/8/19	800	804
14-1, D 2.540%, 5/8/20	650	647
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	75	77
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	44	45
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	198	215
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	402
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	545
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	1,000
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	900	929
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	380	401
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	357	365
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	89	88
15-A, A 144A 2.880%, 5/2/30(3)	590	591
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	202
13-1, B 144A 2.240%, 1/15/19(3)	340	347
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	1,000	1,004
13-4, C 2.670%, 2/20/19	505	511
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	570	575
14-1A, A 144A 1.460%, 12/17/18(3)	1,287	1,285
13-2A, B 144A 3.150%, 8/15/19(3)	300	305
14-2A, B 144A 2.640%, 11/16/20(3)	415	415
CarMax Auto Owner Trust
14-2, C 2.080%, 1/15/20	400	401
14-4, B 2.200%, 9/15/20	700	706
CarNow Auto Receivables Trust
13-1A, B 144A 1.970%, 11/15/17(3)	271	271
14-1A, D 144A 4.160%, 11/15/18(3)	350	348
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	400	402
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	286	286
Centex Home Equity Loan Trust 02-A, AF6 5.540%, 1/25/32	302	302

	PAR VALUE	VALUE

Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	$695	$692
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	388	401
CLI Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	479	486
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	241	253
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	275	286
Drive Auto Receivables Trust 14-AA, C 144A 3.060%, 5/17/21(3)	610	610
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	225	226
14-1A, C 144A 2.640%, 10/15/19(3)	750	756
14-2A, C 144A 2.460%, 1/15/20(3)	330	331
14-3A, C 144A 3.040%, 9/15/20(3)	600	605
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	200
14-1A, B 144A 2.420%, 1/15/19(3)	645	647
13-1A, C 144A 3.520%, 2/15/19(3)	500	507
14-2A, C 144A 3.260%, 12/16/19(3)	335	331
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	359	361
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	386
Ford Credit Auto Owner Trust
12-B, A4 1.000%, 9/15/17	1,500	1,504
13-D, A3 0.670%, 4/15/18	1,000	999
Global Science Finance S.A.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	243	243
Gold Key Resorts LLC 14-A, A 144A 3.220%, 5/17/31(3)	569	572
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	415	416
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	332	351
05-12, AF3W 4.999%, 9/25/35(2)	104	105
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	124
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	1,234	1,245
14-AA, A 144A 1.770%, 11/25/26(3)	281	279
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	398

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
15-A, D 2.730%, 6/15/21	$550	$548
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	148	149
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	500	507
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	585	599
Nissan Auto Receivables Owner Trust 14-A, A3 0.720%, 8/15/18	1,000	999
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	800	801
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	85	89
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.424%, 6/25/28(2)	292	274
07-HI1, A3 5.720%, 3/25/37	361	368
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	430	436
12-2, D 3.870%, 2/15/18	400	411
12-6, C 1.940%, 3/15/18	355	357
12-3, C 3.010%, 4/16/18	375	378
12-5, C 2.700%, 8/15/18	150	152
12-6, D 2.520%, 9/17/18	450	453
13-1, D 2.270%, 1/15/19	550	550
13-3, C 1.810%, 4/15/19	700	701
13-5, D 2.730%, 10/15/19	540	544
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	70	70
11-1A, B 144A 4.230%, 4/20/26(3)	166	171
12-3A, A 144A 1.870%, 8/20/29(3)	488	489
13-1A, A 144A 1.590%, 11/20/29(3)	115	115
14-1A, A 144A 2.070%, 3/20/30(3)	267	269
14-2A, A 144A 2.050%, 8/20/31(3)	187	188
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	54	55
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	614	614
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,482
13-C, A2A 144A 2.940%, 10/15/31(3)	325	334
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	400	402
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	915	932

	PAR VALUE	VALUE
14-B, 2A 144A 2.550%, 8/27/29(3)	$431	$433
15-A, A2 144A 2.420%, 3/25/30(3)	491	491
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	234	231
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	100	102
12-AA, A 144A 2.000%, 9/20/29(3)	94	94
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	467	467
14-3A, A 144A 3.270%, 11/21/39(3)	483	492
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	479
Textainer Marine Containers Ltd. 14-1A, A 144A 3.270%, 10/20/39(3)	431	437
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	150	151
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	365	377
Vericrest Opportunity Loan Trust
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	284	284
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	469	469
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	196	196
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	456	455
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	450	451
14-1A, C 144A 1.940%, 11/15/21(3)	205	205
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	211	212
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	63	63
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	335	335

TOTAL ASSET-BACKED SECURITIES (Identified Cost $47,574)		47,790

CORPORATE BONDS AND NOTES—28.0%

Consumer Discretionary—2.3%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	200
CCO Holdings LLC 5.250%, 3/15/21	135	139
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	105
144A 5.125%, 12/15/21(3)	250	251

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Cleopatra Finance Ltd. 144A 5.625%, 2/15/20(3)	$200	$196
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	150	152
DISH DBS Corp.
4.625%, 7/15/17	115	118
4.250%, 4/1/18	165	166
DR Horton, Inc. 4.000%, 2/15/20	135	137
Lennar Corp. 4.500%, 11/15/19	260	268
Marriott International, Inc. 3.125%, 10/15/21	290	298
Nielsen Finance LLC (Nielsen Finance Co.) 144A 5.000%, 4/15/22(3)	380	384
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	35	36
QVC, Inc. 3.125%, 4/1/19	330	332
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	285	293
Time Warner Cable, Inc. 6.750%, 7/1/18	215	247
Toll Brothers Finance Corp.
4.000%, 12/31/18	465	479
6.750%, 11/1/19	205	233
TRI Pointe Homes, Inc. 144A 4.375%, 6/15/19(3)	295	290
United Rentals North America, Inc. 4.625%, 7/15/23	255	258
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		4,622

Consumer Staples—0.0%
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	95	97

Energy—1.5%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	215	213
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)	200	202
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	208
Kinder Morgan, Inc. 3.050%, 12/1/19	85	86
Laredo Petroleum, Inc. 6.250%, 3/15/23	80	80
Newfield Exploration Co.
5.750%, 1/30/22	55	57
5.625%, 7/1/24	265	276
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	365	360
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	280	186

	PAR VALUE	VALUE

Energy—(continued)
Petroleos Mexicanos 3.125%, 1/23/19	$230	$235
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	115
Regency Energy Partners LP (Regency Energy Finance Corp.) 5.750%, 9/1/20	345	374
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	353
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	248

		2,993

Financials—14.5%
Aircastle Ltd. 6.250%, 12/1/19	175	193
Ally Financial, Inc.
3.250%, 2/13/18	100	99
3.750%, 11/18/19	235	233
4.125%, 3/30/20	140	139
4.125%, 2/13/22	65	64
American International Group, Inc.
2.375%, 8/24/15	90	91
3.375%, 8/15/20	225	237
American Tower Trust I 144A 1.551%, 3/15/18(3)	100	100
Ares Capital Corp. 3.875%, 1/15/20	370	377
Associated Banc Corp. 5.125%, 3/28/16	90	93
Associates Corp. North America 6.950%, 11/1/18	320	373
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	230	235
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	250	257
Banco Bradesco SA 144A 4.500%, 1/12/17(3)	200	205
Banco Santander Brasil SA 144A 4.500%, 4/6/15(3)	325	325
Banco Santander Chile 144A 3.750%, 9/22/15(3)	225	227
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	250	254
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	210	221
5.490%, 3/15/19	66	73
2.650%, 4/1/19	350	357
Bank of Baroda 144A 4.875%, 7/23/19(3)	300	323
Bank of India 144A 3.250%, 4/18/18(3)	300	307
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	230	234
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	110
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	236

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	$200	$236
Capital One Financial Corp. 6.150%, 9/1/16	625	666
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	250	259
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	185
Citigroup, Inc. 0.534%, 6/9/16(2)	100	99
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	430	437
Corpbanca SA 144A 3.875%, 9/22/19(3)	300	300
Corporate Office Properties LP 3.700%, 6/15/21	220	222
Developers Diversified Realty Corp. 7.875%, 9/1/20	570	710
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	570
DuPont Fabros Technology LP 5.875%, 9/15/21	235	244
Fifth Third Bancorp 4.500%, 6/1/18	150	160
First Tennessee Bank N.A. 2.950%, 12/1/19	250	254
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	465
FS Investment Corp. 4.250%, 1/15/20	300	305
General Electric Capital Corp. 5.625%, 5/1/18	365	410
General Motors Financial Co., Inc. 4.750%, 8/15/17	465	492
Genworth Holdings, Inc. 7.625%, 9/24/21	600	627
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	460	471
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	788
7.500%, 2/15/19	50	60
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	525	550
HCP, Inc. 3.750%, 2/1/19	275	290
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	200	217
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	137
Hertz Corp. (The) 5.875%, 10/15/20	355	366
HSBC USA, Inc.
1.625%, 1/16/18	310	310
2.625%, 9/24/18	290	299
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	297
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	280	298
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)	170	170
144A 2.125%, 10/2/17(3)	60	61

	PAR VALUE	VALUE

Financials—(continued)
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	$15	$15
4.875%, 3/15/19	20	20
5.875%, 2/1/22	200	206
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	500	536
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	257
Intesa San Paolo S.p.A 3.125%, 1/15/16	200	203
iStar Financial, Inc.
4.000%, 11/1/17	125	124
5.000%, 7/1/19	250	251
Jefferies Group, Inc. 5.125%, 4/13/18	150	158
JPMorgan Chase & Co.
6.125%, 6/27/17	200	219
2.250%, 1/23/20	540	541
KeyCorp 5.100%, 3/24/21	185	210
Korea Development Bank 3.875%, 5/4/17	250	262
Lazard Group LLC 4.250%, 11/14/20	350	374
Lincoln National Corp.
8.750%, 7/1/19	225	283
6.050%, 4/20/67(2)(5)	75	72
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	233
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	77
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	201
Morgan Stanley 5.550%, 4/27/17	710	768
MUFG Union Bank NA 2.625%, 9/26/18	300	308
Navient LLC 4.875%, 6/17/19	380	379
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	70
PNC Funding Corp. 5.625%, 2/1/17	10	11
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	235	240
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	63
Prudential Financial, Inc.
4.750%, 9/17/15	100	102
3.000%, 5/12/16	255	261
8.875%, 6/15/38(2)(5)	100	118
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	250	252
Sabra Health Care LP 5.500%, 2/1/21	95	101
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	20
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	157

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	$265	$265
Select Income REIT
3.600%, 2/1/20	230	236
4.150%, 2/1/22	230	231
Senior Housing Properties Trust 3.250%, 5/1/19	125	127
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	226
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	230
State Street Corp. 4.956%, 3/15/18(5)	525	568
SunTrust Banks, Inc. 2.750%, 5/1/23	475	472
Swedbank AB 144A 1.750%, 3/12/18(3)	200	201
Telecom Italia Capital SA 7.175%, 6/18/19	50	58
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	430	441
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	363
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	540
2.700%, 4/1/20	152	154
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(7)	290	255
Voya Financial, Inc.
2.900%, 2/15/18	350	361
5.500%, 7/15/22	120	139
Wells Fargo & Co. 5.125%, 9/15/16	100	106
Willis
Group Holdings plc 4.125%, 3/15/16	125	128
North America, Inc. 6.200%, 3/28/17	40	43
XLIT Ltd.
2.300%, 12/15/18	135	137
Series E, 6.500%, 12/29/49(2)	330	292
Zions Bancorp 4.500%, 3/27/17	75	79

		29,062

Health Care—1.6%
Actavis Funding SCS
3.000%, 3/12/20	85	87
3.450%, 3/15/22	90	92
Catamaran Corp. 4.750%, 3/15/21	150	167
Community Health Systems, Inc. 5.125%, 8/1/21	65	67
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	220
HCA, Inc.
3.750%, 3/15/19	200	203
6.500%, 2/15/20	325	366

	PAR VALUE	VALUE
Health Care—(continued)
Medtronic, Inc. 144A 2.500%, 3/15/20(3)	$630	$644
Owens & Minor, Inc. 3.875%, 9/15/21	65	68
Tenet Healthcare Corp.
6.000%, 10/1/20	80	85
8.125%, 4/1/22	290	320
VRX Escrow Corp.
144A 5.375%, 3/15/20(3)	235	238
144A 5.875%, 5/15/23(3)	45	46
Zimmer Holdings, Inc.
2.700%, 4/1/20	305	309
3.150%, 4/1/22	305	309
Zoetis, Inc. 1.875%, 2/1/18	25	25

		3,246

Industrials—4.6%
ADT Corp. (The) 6.250%, 10/15/21	435	464
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	81	90
01-1, G 7.100%, 4/2/21	389	432
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	51	52
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	650	640
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	160	175
09-2, A 7.250%, 11/10/19	823	952
12-1, B 6.250%, 4/11/20	509	543
01-1, A1 6.703%, 6/15/21	507	543
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	722	779
Masco Corp. 5.950%, 3/15/22	420	472
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	265	288
Penske Truck Leasing Co. LP (Penske Truck Lease Finance Corp.) 144A 3.375%, 2/1/22(3)	205	205
Textron, Inc. 4.625%, 9/21/16	635	668
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	115	127
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	1,346	1,494
07-01, A 6.636%, 7/2/22	317	343
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	902	949

		9,216

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—0.3%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	$200	$205
Equinix, Inc. 4.875%, 4/1/20	88	91
Juniper Networks, Inc. 3.300%, 6/15/20	110	111
NCR Corp. 5.000%, 7/15/22	100	102

		509

Materials—0.9%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	210
CRH America, Inc. 8.125%, 7/15/18	100	119
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	200	214
International Paper Co. 9.375%, 5/15/19	125	159
Methanex Corp. 3.250%, 12/15/19	155	159
Packaging Corp. of America 3.900%, 6/15/22	185	192
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	218
Tronox Finance LLC 6.375%, 8/15/20	130	128
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	500	448

		1,847

Telecommunication Services—1.5%
CenturyLink, Inc. Series V 5.625%, 4/1/20	316	333
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	465	511
Frontier Communications Corp. 6.250%, 9/15/21	400	403
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200	212
Qwest Corp. 6.500%, 6/1/17	100	109
Sprint Communications, Inc. 6.000%, 12/1/16	115	120
Sprint Corp. 7.250%, 9/15/21	235	237
T-Mobile USA, Inc.
6.464%, 4/28/19	95	98
6.542%, 4/28/20	95	100
Telefonica Emisiones SAU 3.192%, 4/27/18	195	203
Verizon Communications, Inc.
2.500%, 9/15/16	38	39
3.650%, 9/14/18	60	64
2.550%, 6/17/19	115	118
4.600%, 4/1/21	70	78
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	275	276

		2,901

	PAR VALUE	VALUE

Utilities—0.8%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	$200	$203
AmeriGas Partners LP
6.750%, 5/20/20	90	95
7.000%, 5/20/22	250	269
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	299
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	206
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	155	154
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	336

		1,562

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $55,364)		56,055

LOAN AGREEMENTS(2)—7.1%

Consumer Discretionary—2.1%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	179	180
Aristocrat Leisure Ltd. 4.750%, 10/20/21	274	275
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	178	178
Cequel Communications LLC 3.500%, 2/14/19	314	315
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	66	67
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21	122	122
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	500	501
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	161	162
CSC Holdings, Inc. Tranche B, 2.678%, 4/17/20	540	539
Hilton Worldwide Finance LLC 3.500%, 10/26/20	176	177
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	336	336
Libbey Glass, Inc. 3.750%, 4/9/21	153	152
MGM Resort International Tranche B 3.500%, 12/20/19	202	201
PetSmart, Inc. 5.000%, 3/11/22	312	315
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	40	39
Regal Cinemas Corp. 0.000%, 3/25/22(8)	33	33
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	83	82

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Seminole Tribe of Florida, Inc. Tranche B, 3.000%, 4/29/20	$178	$178
Tribune Co. 4.000%, 12/27/20	198	199
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	158	158

		4,209

Consumer Staples—0.9%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	204	206
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	668	670
Tranche F, 3.250%, 2/24/21	868	868
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 3.500%, 7/23/21	59	59
Heinz (H.J.) Co. Tranche B-2, 3.250%, 6/5/20	43	43
Prestige Brands Tranche B-2, 4.500%, 9/3/21	18	18

		1,864

Energy—0.4%
Fieldwood Energy LLC 3.875%, 9/28/18	86	81
MEG Energy Corp. 3.750%, 3/31/20	313	301
Paragon Offshore Finance Co. 3.750%, 7/16/21	138	96
Seadrill Operating LP 4.000%, 2/21/21	332	265

		743

Financials—0.1%
Delos Finance S.A.R.L. 3.500%, 3/6/21	208	209

Health Care—0.7%
AmSurg Corp. 3.750%, 7/16/21	31	31
CHS (Community Health Systems, Inc.) Incremental 2018, Tranche F, 3.428%, 12/31/18	331	332
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	100	100
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	99	99
Hologic, Inc. Refinancing Tranche B, 3.250%, 8/1/19	266	267
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	73	73
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	25	25
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	232	233
Salix Pharmaceuticals Ltd. 5.500%, 1/2/20	53	52

		PAR VALUE	VALUE

Health Care—(continued)
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	$	141	$142

			1,354

Industrials—0.9%
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20		143	143
American Airlines, Inc. Tranche B, 3.750%, 6/27/19		378	379
AWAS Finance Luxembourg SA 3.500%, 7/16/18		119	119
Ceridian HCM Holding, Inc. 4.500%, 9/15/20		399	394
DigitalGlobe, Inc. 0.000%, 1/31/20(8)		172	172
Headwaters, Inc. Tranche B, 4.500%, 3/24/22		19	19
Nortek, Inc. 3.500%, 10/30/20		48	48
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20		157	157
Tranche D, 3.750%, 6/4/21		66	66
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21		187	188
Waste Industries USA, Inc. 4.250%, 2/27/20		189	190

			1,875

Information Technology—0.9%
Dell International LLC Tranche B, 4.500%, 4/29/20		525	529
Genpact Ltd. 3.500%, 8/30/19		354	355
Infor (U.S.), Inc. Tranche B-5, 3.750%, 6/3/20		169	168
Kronos, Inc. First Lien, 4.500%, 10/30/19		297	298
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20		450	452

			1,802

Materials—0.5%
AZ Chem US, Inc. First Lien, 4.500%, 6/11/21		41	42
Crown Americas LLC Tranche B, 4.000%, 10/22/21		174	175
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19		76	69
INEOS U.S. Finance LLC 0.000%, 3/11/22(8)		25	25
W.R. Grace & Co.
2.750%, 2/3/21		483	484
Delayed Draw, 2.750%, 2/3/21		174	174

			969

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—0.3%
Level 3 Financing, Inc.
Tranche B, 2020 4.000%, 1/15/20	$127	$127
Tranche B, 2022 4.500%, 1/31/22	93	94
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	292	292

		513

Utilities—0.3%
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	230	233
Tranche C, First Lien 5.000%, 12/17/21	10	10
NRG Energy, Inc. 2.750%, 7/1/18	395	395

		638

TOTAL LOAN AGREEMENTS (Identified Cost $14,227)		14,176

	SHARES
PREFERRED STOCKS(2)—0.2%

Financials—0.2%
JPMorgan Chase & Co. Series V, 5.000%(2)	80(9)	78
Wells Fargo & Co. Series K, 7.980%(2)	325(9)	356

TOTAL PREFERRED STOCKS (Identified Cost $450)		434

TOTAL LONG TERM INVESTMENTS—100.0% (Identified Cost $199,323)		200,062(11)

SHORT-TERM INVESTMENT—1.9%

Money Market Mutual Fund—1.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	3,867,839	3,868

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,868)		3,868

TOTAL INVESTMENTS—101.9% (Identified Cost $203,191)		203,930(1)

Other assets and liabilities, net—(1.9)%		(3,712)

NET ASSETS—100.0%	$	200,218

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Foreign currency:

CLP	Chilean Peso

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $62,890 or 31.4% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Amount is less than $500.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	90%
Australia	1
Bermuda	1
Canada	1
Chile	1
India	1
Luxembourg	1
Other	4
Total	100%

† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$47,790	$—	$47,790
Corporate Bonds And Notes	56,055	—	56,055
Foreign Government Securities	1,050	—	1,050
Loan Agreements	14,176	—	14,176
Mortgage-Backed Securities	70,300	—	70,300
Municipal Bonds	710	—	710
U.S. Government Securities	9,547	—	9,547
Equity Securities:
Preferred Stocks	434	—	434
Short-Term Investment	3,868	3,868	—
Total Investments	$203,930	$3,868	$200,062

There were no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS(3)—95.6%

Alabama—2.8%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$527
5.000%, 12/1/25	1,000	1,171
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,059

		5,757

Arizona—2.6%
City of Mesa, Recreational Facilities Improvements Excise Tax Revenue, 5.000%, 7/1/27	500	544
Northern Arizona University, Speed-Stimulus Plan Economic Development
5.000%, 8/1/24	1,115	1,340
5.000%, 8/1/25	2,290	2,737
State Health Facilities Authority, Scottsdale Lincoln Hospital Projects 5.000%, 12/1/24	565	680

		5,301

California—3.5%
Metropolitan Water District of Southern California Series G4 3.000%, 7/1/37(2)	2,000	2,148
Sacramento Municipal Utility District, Cosumnes Project, (NATL-RE Insured) 5.125%, 7/1/29	2,000	2,102
State of California, Public Improvement Projects Unrefunded Balance (2007) 5.000%, 10/1/23	150	150
State of California, Public Improvement Projects, Various Purpose Refinance 5.000%, 2/1/24	1,500	1,821
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	500	588
Temecula Valley Unified School District Financing Authority 5.000%, 9/1/25	175	212

		7,021

Colorado—5.2%
Public Authority For Colorado Energy, Natural Gas Utility Improvements
6.125%, 11/15/23	2,135	2,631
6.250%, 11/15/28	2,250	2,896
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	750

	PAR VALUE	VALUE
Colorado—(continued)
State Public Highway Authority, E-470, Series B (NATL-RE Insured) 0.000%, 9/1/29	$665	$327
University of Colorado College Improvements
Series A 5.000%, 6/1/19	625	722
Series A (Pre-refunded 6/1/19 @$100) 5.625%, 6/1/22	1,650	1,948
5.000%, 6/1/24	1,000	1,185

		10,459

Connecticut—1.4%
City of Hartford, Public Schools Improvements, Series B 5.000%, 4/1/27	1,000	1,158
State Health & Educational Facility Authority, Hartford Health Care, Series E 5.000%, 7/1/25	1,500	1,767

		2,925

District of Columbia—2.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail, Second Lien, Series C (AGC Insured) 0.000%, 10/1/41	4,000	4,787

Florida—4.2%
Brevard County Health Facilities Authority, Health First, Inc.
Refinance 5.000%, 4/1/21	115	134
Projects (Pre-refunded 4/1/19 @$100) 7.000%, 4/1/39	1,050	1,286
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,517
Lee County Transportation Facilities, (AGM Insured) 5.000%, 10/1/19	400	463
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,045
Expressway Authority, Highway Improvements, Series A 5.000%, 7/1/20	1,000	1,165
Aviation Revenue, Series B 5.000%, 10/1/24	2,425	2,879

		8,489

Georgia—2.9%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,745
City of Atlanta, Water & Wastewater Revenue 5.000%, 11/1/31	650	767

1

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Georgia—(continued)
DeKalb County, Water & Sewer Revenue, Series A 5.250%, 10/1/26	$2,750	$3,306

		5,818

Idaho—0.8%
State Housing & Finance Association, Federal Highway Improvements, Series A 4.500%, 7/15/29	1,500	1,609

Illinois—8.7%
Chicago Park District, Series A (NATL FGIC Insured) 5.000%, 1/1/31	1,775	1,832
City of Chicago,
O’Hare International Airport, Passenger Facilities Charge, Series A 5.000%, 1/1/20	750	865
O’Hare International Airport, Customer Facilities Charge, Senior Lien 5.000%, 1/1/21	1,250	1,431
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,156
Waterworks Revenue, Second Lien Project 5.000%, 11/1/22	500	587
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	479
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	679
State Finance Authority,
KishHealth System, (pre-refunded 11/1/18 @ 100) 4.750%, 10/1/18	700	783
Rush University Medical Center, Series A 5.000%, 11/15/21	250	296
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,279
State of Illinois,
Series A 5.000%, 4/1/22	815	916
5.000%, 2/1/26	1,490	1,636
State Toll Highway Authority, Highway Improvements, Series A-1 (AGM Insured) (Pre-refunded 7/1/16 @$100) 5.000%, 1/1/21	3,050	3,228
University of Illinois, Auxiliary Facilities System,
Series A 5.500%, 4/1/31	1,540	1,778
Series A 5.125%, 4/1/36	500	553

		17,498

	PAR VALUE	VALUE
Indiana—3.9%
City of Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	$2,500	$2,871
Indiana University, Series A, (pre-refunded 6/1/19 @ 100) 5.250%, 6/1/23	1,320	1,542
State Finance Authority Health Revenue, Indiana University Health Center, Series A 5.000%, 12/1/22	800	962
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) (Pre-refunded 7/15/15 @$100) 5.000%, 7/15/24	2,535	2,570

		7,945

Iowa—1.3%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,623

Louisiana—1.2%
City of New Orleans Sewerage Service Revenue
5.000%, 6/1/19	500	566
5.000%, 6/1/20	550	632
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, Series C 5.000%, 12/1/21	1,000	1,194

		2,392

Maine—1.9%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,137
General Airport Revenue, 5.000%, 7/1/29	580	644
General Airport Revenue, 5.000%, 7/1/30	770	853
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,169

		3,803

Maryland—5.1%
City of Baltimore, Convention Center, Sr.
Series A, (XLCA Insured) 5.250%, 9/1/22	400	420
Series A, (XLCA Insured) 5.250%, 9/1/23	1,500	1,568
State Health & Higher Educational Facilities Authority,
Medstar Health, Inc. 5.000%, 8/15/26	800	964

2

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Maryland—(continued)
Anne Arundel County Health System, Series A (Pre-refunded 7/1/19 @$100) 6.750%, 7/1/29	$2,015	$2,480
Anne Arundel County Health System, 5.000%, 7/1/32	250	279
State of Maryland, Series B 4.500%, 8/1/21	3,945	4,658

		10,369

Massachusetts—5.2%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,225
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,791
Commonwealth of Massachusetts Water Pollution Abatement Trust, 5.000%, 8/1/19	1,000	1,161
Commonwealth of Massachusetts, Series A 5.000%, 4/1/18	4,000	4,482
Commonwealth School Building Authority, Series B 5.000%, 8/15/20	1,500	1,782

		10,441

Michigan—1.4%
Michigan Finance Authority, Beaumont Health Credit Group 5.000%, 8/1/27	1,250	1,464
Royal Oak Hospital Finance Authority, William Beaumont Hospital 5.000%, 9/1/19	200	230
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,122

		2,816

Missouri—4.5%
Clarence Cannon Wholesale Water Commission, Series A (NATL-RE Insured) (Pre-refunded 5/15/15 @$100) 5.000%, 5/15/17	1,000	1,006
Metropolitan St. Louis Sewer District, Series A 5.750%, 5/1/38	2,000	2,196
State Highway & Transportation Commission, First Lien, Series A 5.000%, 5/1/20	5,000	5,911

		9,113

Nebraska—0.6%
University of Nebraska - Lincoln, Series A 5.000%, 7/1/22	1,000	1,137

	PAR VALUE	VALUE

Nevada—0.6%
Las Vegas Valley Water District, Series B 5.000%, 6/1/25	$1,000	$1,195

New Jersey—3.3%
Camden County Improvement Authority Healthcare Project, Cooper Health System, 5.000%, 2/15/22	950	1,110
State Economic Development Authority (AGM Insured) 5.000%, 6/15/22	3,000	3,504
State Housing & Mortgage Finance Agency, Series B 4.375%, 4/1/28	1,915	2,036

		6,650

New York—9.4%
City of New York Series E-1 (pre-refunded 10/15/18 @ 100) 6.250%, 10/15/28	1,000	1,174
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	957
(AGC Insured) 6.125%, 1/1/29	500	568
(AMBAC Insured) 5.000%, 1/1/31	470	487
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
Series A 5.500%, 6/15/21	500	571
Series A 5.500%, 6/15/22	1,000	1,142
Series A 5.625%, 6/15/24	1,050	1,202
Series A 5.750%, 6/15/40	4,590	5,247
Metropolitan Transportation Authority, Series C-08 6.250%, 11/15/23	3,140	3,687
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,362
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	909
Utility Debt Securitization Authority, Series TE 5.000%, 6/15/26	500	613

		18,919

North Dakota—0.7%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,393

Ohio—2.3%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,456

3

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Ohio—(continued)

State of Ohio,
Capital Facilities-Lease Appropriation 5.000%, 10/1/20	$465	$548
Capital Facilities-Lease Appropriation 5.000%, 10/1/21	1,080	1,292
Capital Facilities-Lease Appropriation 5.000%, 10/1/22	1,135	1,374

		4,670

Oklahoma—0.7%

State Turnpike Authority, Second Sr. Series B 5.000%, 1/1/29	1,250	1,421

Pennsylvania—3.3%

Pennsylvania Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,269
Sub-Series B2 0.000%, 12/1/34	1,750	1,896
Sub-Series E 0.000%, 12/1/38	2,000	2,176
Butler County Hospital Authority 5.000%, 7/1/30	250	279

		6,620

South Carolina—1.3%

City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	1,000	1,197
Dorchester County Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,198
Scago Educational Facilities Corp.for Pickens School District 5.000%, 12/1/24	250	303

		2,698

Tennessee—1.1%

Chattanooga-Hamilton County Hospital Authority, 5.000%, 10/1/26	1,000	1,161
Tennessee Housing Development Agency
Series 1-C 2.050%, 7/1/20	710	722
Series 1-C 2.300%, 1/1/21	425	430

		2,313

Texas—10.8%
Dallas Independent School District, School Building, (PSF Guaranteed) (pre-refunded 2/15/18 @ 100) 5.250%, 2/15/30	1,850	2,082
Forney Independent School District, School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	855

	PAR VALUE	VALUE

Texas—(continued)

School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	$2,000	$2,296
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B (Pre-refunded 12/1/18 @ $100) 7.250%, 12/1/35	2,450	2,994
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,167
Southmost Regional Water Authority,
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,284
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/25	1,015	1,192
State Municipal Gas Acquisition & Supply
Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	1,953
Corp. II, Series C 0.869%, 9/15/27(2)	3,000	2,737
State Transportation Commission, Highway Improvements, 5.000%, 4/1/22	3,250	3,949
Ysleta Independent School District, Series A (PSF Guaranteed) 4.000%, 8/15/25	1,140	1,283

		21,792

Utah—0.2%

State Transit Authority Series A 5.000%, 6/15/25	250	309

Vermont—0.1%

City of Burlington Airport Authority Airport Revenue, Series A (AGM Insured) 5.000%, 7/1/24	200	233

Virginia—1.1%

Riverside Regional Jail Authority 5.000%, 7/1/26	1,250	1,523
Virginia College Building Authority, Marymount University Projects, Series A 5.000%, 7/1/20	200	222
Marymount University Projects, Series A 5.000%, 7/1/21	400	447

		2,192

Wisconsin—1.1%

State of Wisconsin Series A 5.000%, 5/1/21	1,910	2,289

TOTAL MUNICIPAL BONDS (Identified Cost $180,328)		192,997

4

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

TOTAL LONG TERM INVESTMENTS—95.6% (Identified Cost $180,328)		192,997

SHORT-TERM INVESTMENTS—3.9%

Money Market Mutual Fund—3.9%
BlackRock Liquidity Funds MuniCash Portfolio - Institutional Shares (seven-day effective yield 0.010%)	7,870,331	$ 7,870

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,870)		7,870

TOTAL INVESTMENTS—99.5% (Identified Cost $188,198)		200,867(1)

Other assets and liabilities, net—0.5%		1,044

NET ASSETS—100.0%		$201,911

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	At March 31, 2015, 18% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers’ concentration exceeds 10% of the Fund’s net assets.

5

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$192,997	$—	$192,997
Equity Securities:
Short-Term Investments	7,870	7,870	—
Total Investments	$200,867	$7,870	$192,997

There were no Level 3 (significant observable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of three diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2015 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2015, the following Fund had securities on loan ($ reported in thousands):

Market Cash
Value Collateral
Emerging Markets Opportunities Fund	$11,393 $ 11,221

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2015 (Unaudited) (Continued)

where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2015, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3 — INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

NOTE 4 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$9,306,796	$1,158,344	$(736,178)	$422,166
Low Duration Income Fund	203,195	2,033	(1,298)	735
Tax-Exempt Bond Fund	188,199	13,091	(423)	12,668

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

NOTE 6—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the series through the date the Schedules of Investments were filed and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	05/29/15

* Print the name and title of each signing officer under his or her signature.